Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,492,320
Previously Paid Amount	0.00
Total Fee Amount	3,520.49
Total Offset Amount	0.00
Net Fee	3,520.49
Narrative - Max Aggregate Offering Price	$ 25,492,320
Final Prospectus	true